Supplemental Oil, Natural Gas and NGL Reserve Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Oil, Natural Gas and NGL Reserve Information (Unaudited)
Schedule of changes in proved developed and undeveloped reserves

	Crude Oil Mbbls	Natural Gas MMcf	NGL Mbbls
December 31, 2013	123.9	673.0	88.8
Revisions of previous estimates	(300.3)	3,493.9	755.9
Purchase of reserves	17,968.1	82,051.7	9,219.1
Extensions, discoveries, and other additions	28,395.4	82,861.5	9,712.5
Sale of reserves	—	—	—
Production	(1,022.2)	(2,664.0)	(325.3)
December 31, 2014	45,164.9	166,416.1	19,451.0
Revisions of previous estimates	(2,961.0)	(2,825.8)	2,281.9
Purchase of reserves	11,831.7	64,392.7	7,533.3
Extensions, discoveries, and other additions	23,098.7	85,781.0	11,663.4
Sale of reserves	(1,688.5)	(10,357.1)	(1,212.1)
Production	(3,945.6)	(10,823.0)	(1,334.6)
December 31, 2015	71,500.3	292,583.9	38,382.9
Proved Developed Reserves, included above
Balance as of December 31, 2013	123.9	673.0	88.8
Balance as of December 31, 2014	9,755.6	35,580.1	4,158.8
Balance as of December 31, 2015	14,248.6	53,011.7	7,058.3
Proved Undeveloped Reserves, included above
Balance as of December 31, 2013	—	—	—
Balance as of December 31, 2014	35,409.3	130,836.0	15,292.2
Balance as of December 31, 2015	57,251.5	239,572.2	31,324.6

Schedule of future net cash flows relating to proved oil, natural gas and NGL reserves based on the standardized measure

The following summary sets forth the Company’s future net cash flows relating to proved oil, natural gas and NGL reserves based on the standardized measure prescribed in ASC Topic 932 (in thousands):

	For the Years Ended December 31,
	2015	2014
Future crude oil, natural gas and NGL sales	$4,119,888	$5,051,640
Future production costs	(1,193,560)	(1,173,237)
Future development costs	(1,141,330)	(1,017,668)
Future income tax expense	—	—
Future net cash flows	$1,784,998	$2,860,735
10% annual discount	(949,115)	(1,473,263)
Standardized measure of discounted future net cash flows(1)	$835,883	$1,387,472

(1)The Company’s calculations of the standardized measure of discounted future net cash flows does not include the effect of estimated future income tax expenses for all years reported as the Company is a limited liability company and not subject to income taxes. For purposes of the standardized measure calculation, it was assumed that all of the Company’s operations are attributable to our oil and gas assets.

Schedule of principal sources of change in the standardized measure

The following are the principal sources of change in the standardized measure (in thousands):

	For the Years Ended December 31,
	2015	2014
Balance at beginning of period	$1,387,472	$7,816
Sales of crude oil, natural gas and NGL, net	(150,087)	(78,030)
Net change in prices and production costs	(1,292,364)	(94,884)
Net change in future development costs	175,944	14,149
Extensions and discoveries	284,216	787,910
Acquisitions of reserves	240,989	666,887
Sale of reserves	(50,018)	—
Revisions of previous quantity estimates	(28,391)	19,606
Previously estimated development costs incurred	102,060	42,100
Net changes in income taxes	—	—
Accretion of discount	156,723	28,995
Other	9,339	(7,077)
Balance at end of period	$835,883	$1,387,472